UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7435

Legg Mason Partners Lifestyle Series, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS

LIFESTYLE SERIES, INC.

High Growth Fund

Growth Fund

Balanced Fund

Conservative Fund

Income Fund

FORM N-Q

APRIL 30, 2006

LEGG MASON PARTNERS LIFESTYLE HIGH GROWTH FUND

Schedules of Investments (unaudited)	April 30, 2006

SHARES	SECURITY	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.6%
1,543,849	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares	$182,807,213
3,780,872	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	45,559,502
10,305,410	Legg Mason Partners Funds, Inc. - Legg Mason Partners Large Cap Value Fund, Class Y Shares	183,642,410
8,832,622	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap Growth Fund, Class Y Shares	205,800,086
4,275,260	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares	71,525,103

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $514,561,626)	689,334,314

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
$3,718,000	Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.790% due 5/1/06; Proceeds at maturity - $3,719,484; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.375% due 4/30/06 to 4/15/11; Market value - $3,792,383) (Cost - $3,718,000)	3,718,000

	TOTAL INVESTMENTS - 100.2% (Cost - $518,279,626#)	693,052,314
	Liabilities in Excess of Other Assets - (0.2)%	(1,205,744)

	TOTAL NET ASSETS - 100.0%	$691,846,570

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS LIFESTYLE GROWTH FUND

Schedules of Investments (unaudited) (continued)	April 30, 2006

SHARES	SECURITY	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
570,034	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares	$67,497,699
13,394,381	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	161,402,287
8,704,807	Legg Mason Partners Funds, Inc. - Legg Mason Partners Large Cap Value Fund, Class Y Shares	155,119,657
6,460,983	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap Growth Fund, Class Y Shares	150,540,914
3,834,364	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares	64,148,911

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $508,703,556)	598,709,468

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$1,959,000	Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.790% due 5/1/06; Proceeds at maturity - $1,959,782; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.375% due 4/30/06 to 4/15/11; Market value - $1,998,192)(Cost - $1,959,000)	1,959,000

	TOTAL INVESTMENTS - 100.1% (Cost - $510,662,556#)	600,668,468
	Liabilities in Excess of Other Assets - (0.1)%	(503,893)

	TOTAL NET ASSETS - 100.0%	$600,164,575

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS LIFESTYLE BALANCED FUND

Schedules of Investments (unaudited) (continued)	April 30, 2006

SHARES	SECURITY	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
3,162,538	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares	$47,754,318
14,437,026	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	173,966,165
2,963,301	Legg Mason Partners Fundamental Value Fund, Inc., Class Y Shares	48,005,479
2,868,845	Legg Mason Partners Investment Series - Legg Mason Partners Growth and Income Fund, Class Y Shares	48,053,157
2,053,448	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap Growth Fund, Class Y Shares	47,845,332

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $338,836,458)	365,624,451

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$799,000	Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.790% due 5/1/06; Proceeds at maturity - $799,319; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.375% due 4/30/06 to 4/15/11; Market value - $814,985)(Cost - $799,000)	799,000

	TOTAL INVESTMENTS - 99.9% (Cost - $339,635,458#)	366,423,451
	Other Assets in Excess of Liabilities - 0.1%	289,206

	TOTAL NET ASSETS - 100.0%	$366,712,657

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS LIFESTYLE CONSERVATIVE FUND

Schedules of Investments (unaudited) (continued)	April 30, 2006

SHARES	SECURITY	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
819,096	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares	$12,368,352
6,241,249	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	75,207,050
350,307	Legg Mason Partners Fundamental Value Fund, Inc., Class Y Shares	5,674,973
743,059	Legg Mason Partners Investment Series - Legg Mason Partners Growth and Income Fund, Class Y Shares	12,446,231
240,345	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap Growth Fund, Class Y Shares	5,600,039

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $109,102,764)	111,296,645

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$300,000	Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.790% due 5/1/06; Proceeds at maturity - $300,120; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.375% due 4/30/06 to 4/15/11; Market value - $306,002)(Cost - $300,000)	300,000

	TOTAL INVESTMENTS - 99.8% (Cost - $109,402,764#)	111,596,645
	Other Assets in Excess of Liabilities - 0.2%	195,848

	TOTAL NET ASSETS - 100.0%	$111,792,493

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS LIFESTYLE INCOME FUND

Schedules of Investments (unaudited) (continued)	April 30, 2006

SHARES	SECURITY	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.6%
177,368	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares	$2,678,257
2,385,172	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	28,741,317
164,418	Legg Mason Partners Income Funds: Legg Mason Partners Capital and Income Fund, Class Y Shares	2,956,229
1,125,031	Legg Mason Partners Diversified Strategic Income Fund, Class Y Shares	7,503,959
1,100,292	Legg Mason Partners High Income Fund, Class Y Shares	7,525,998

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $53,362,943)	49,405,760

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$87,000	Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.790% due 5/1/06; Proceeds at maturity - $87,035; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.375% due 4/30/06 to 4/15/11; Market value - $88,741)(Cost - $87,000)	87,000

	TOTAL INVESTMENTS - 99.8% (Cost - $53,449,943#)	49,492,760
	Other Assets in Excess of Liabilities - 0.2%	116,421

	TOTAL NET ASSETS - 100.0%	$49,609,181

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Lifestyle High Growth Fund, Legg Mason Partners Lifestyle Growth Fund, Legg Mason Partners Lifestyle Balanced Fund, Legg Mason Partners Lifestyle Conservative Fund and Legg Mason Partners Lifestyle Income Fund (formerly High Growth Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio and Income Portfolio, respectively) (the “Funds”). The Funds are separate non-diversified investment funds of Legg Mason Partners Lifestyle Series, Inc. (formerly known as Smith Barney Allocation Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Legg Mason Partners Lifestyle High Growth Fund	$176,565,270	$(1,792,582)	$174,772,688
Legg Mason Partners Lifestyle Growth Fund	96,350,542	(6,344,630)	90,005,912
Legg Mason Partners Lifestyle Balanced Fund	33,023,851	(6,235,858)	26,787,993
Legg Mason Partners Lifestyle Conservative Fund	5,082,055	(2,888,174)	2,193,881
Legg Mason Partners Lifestyle Income Fund	432,377	(4,389,560)	(3,957,183)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Lifestyle Series, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: June 29, 2006